Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable Allowance For Credit Losses [Line Items]
Credit Loss Write Off	$ 11,189	$ 7,314
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 8,759	$ 3,469